CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 4,096	$ 3,810	$ 3,971
Other income		304	128	105
Direct operating costs	[1]	(1,365)	(1,274)	(1,263)
Management service costs		(288)	(235)	(135)
Interest expense		(981)	(976)	(1,001)
Share of net income		22	27	29
Foreign exchange and financial instruments gain (loss)		(32)	127	(36)
Depreciation		(1,501)	(1,367)	(1,271)
Other		(307)	(432)	(276)
Income tax (expense) recovery
Current		(43)	(66)	(70)
Deferred		29	213	27
Total income tax recovery (expense)		(14)	147	(43)
Net (loss) income		(66)	(45)	80
Net (loss) income attributable to:
Preferred limited partners’ equity		55	54	44
Limited partners’ equity		(191)	(184)	(88)
Net (loss) income		$ (66)	$ (45)	$ 80
Basic (loss) earnings per LP Unit (in USD per share)		$ (0.69)	$ (0.61)	$ (0.26)
Diluted (loss) earnings per LP Unit (in USD per share)		$ (0.69)	$ (0.61)	$ (0.26)
Non-controlling interest
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 1,844	$ 1,835	$ 2,029
Other income		14	(127)	25
Direct operating costs		(600)	(591)	(632)
Management service costs		0	(18)	(19)
Interest expense		(472)	(511)	(548)
Foreign exchange and financial instruments gain (loss)		99	154	(4)
Depreciation		(617)	(632)	(641)
Other		63	52	(64)
Income tax (expense) recovery
Current		(23)	(44)	(41)
Participating non-controlling interests – in operating subsidiaries
Income tax (expense) recovery
Net (loss) income		209	180	113
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		209	180	113
Net (loss) income		209	180	113
General partnership interest in a holding subsidiary held by Brookfield
Income tax (expense) recovery
Net (loss) income		77	62	50
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		77	62	50
Net (loss) income		77	62	50
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Income tax (expense) recovery
Net (loss) income		(135)	(133)	(65)
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		(135)	(133)	(65)
Net (loss) income		(135)	(133)	(65)
BEPC exchangeable shares
Income tax (expense) recovery
Net (loss) income		(119)	(49)
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		(119)	(49)	0
Net (loss) income		(119)	(49)
Preferred equity
Income tax (expense) recovery
Net (loss) income		26	25	26
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		26	25	26
Net (loss) income		26	25	26
Perpetual subordinated notes
Income tax (expense) recovery
Net (loss) income		12
Net (loss) income attributable to:
Net income (loss) allocated to non-controlling interests		12	$ 0	$ 0
Net (loss) income		$ 12

[1]	Direct operating costs exclude depreciation expense disclosed below.